UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments as of March 31, 2007

                                                               Face              Interest           Maturity
                                    Issue                      Amount              Rate              Date(s)                Value
                                    -----                      ------              ----              -------                -----
Government Agency        Ginne Mae MBS Certificates       $ 48,926,225             5.00 %    11/15/2032 - 10/15/2035    $ 47,667,835
Mortgage-Backed                                             40,846,203             5.50      3/15/2032 - 10/15/2036       40,661,679
Securities* - 97.0%                                         13,474,418             6.00      11/15/2023 - 7/15/2036       13,679,947
                                                             5,280,036             6.50       5/15/2023 - 4/15/2032        5,432,800
                                                             4,192,064             7.00      3/15/2022 - 12/15/2030        4,383,453
                                                             1,629,553             7.50       2/15/2022 - 9/15/2030        1,700,753
                                                               640,177             8.00       3/15/2017 - 5/15/2030          679,155
                                                               373,213             8.50       6/15/2016 - 2/15/2025          401,080
                                                               296,137             9.00      4/15/2016 - 10/15/2021          317,636
                                                               446,501             9.50      10/15/2009 - 11/15/2020         485,307
                                                               289,482            10.00       2/15/2016 - 6/15/2018          320,904
                                                                76,865            11.50      4/15/2013 - 12/15/2015           85,192
                                                                23,337            12.00       2/15/2013 - 6/15/2015           26,205
                                                                   768            13.50             5/15/2011                    861
                                                                12,586            14.50             4/15/2013                 14,365
                                                                38,918            15.00             6/15/2013                 44,715
                                                                22,001            16.00       3/15/2012 - 4/15/2012           25,471
                                                                55,602            17.00      11/15/2011 - 12/15/2011          64,927
------------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Securities (Cost - $116,865,933) - 97.0%                                         115,992,285
------------------------------------------------------------------------------------------------------------------------------------

                                                       Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government         U.S. Treasury Bills                  3,100,000             5.45             4/05/2007              3,098,688
Obligations**-2.6%
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $3,098,688) - 2.6%                                                                     3,098,688
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $119,964,621***) - 99.6%                                                                       119,090,973

Other Assets Less Liabilities - 0.4%                                                                                         521,078
                                                                                                                        ------------
Net Assets - 100.0%                                                                                                     $119,612,051
                                                                                                                        ============

* Mortgage-Backed & Asset-Backed Securities are subject to accelerated principal paydowns. As a result of the prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.

** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

*** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 119,964,621
                                                                  =============
      Gross unrealized appreciation                               $     843,958
      Gross unrealized depreciation                                  (1,717,606)
                                                                  -------------
      Net unrealized depreciation                                 $    (873,648)
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date:  May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: May 21, 2007